SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Schedule of Supplemental Cash Flow Information

	2020	2019	2018
	$	$	$
Changes in non-cash working capital items:
Amounts receivable	542,054	(1,341,845)	(356,479)
Prepaid expenses and deposits	(131,697)	83,535	(186,290)
Unbilled revenues	111,845	(107,099)	—
Other receivable	—	67,143	(277,682)
Bank indebtedness	—	(39,464)	(8,632)
Accounts payable and accrued liabilities	612,050	(725,292)	2,380,469
Interest payable	292,365	488,997	401,104
Deferred revenue	(167,096)	259,182	178,668
Customer deposits	1,184,170	8,470,889	—
Income tax payable	247,500	373,196	—
	2,691,191	7,529,242	2,131,158